Risk Management (Details 7) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Exposure interest rate risk	R$ (2,809,441)	R$ (3,321,489)
Probable Scenario [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Liabilities	(1,282,010)
Exposure interest rate risk	(1,014,723)
Probable Scenario [Member] | Interest rate risk [member] | Financial Income [Member]
IfrsStatementLineItems [Line Items]
Assets	226,781
Scenario I [Member] | Interest rate risk [member] | Interest To Be Incurred [Member]
IfrsStatementLineItems [Line Items]
Liabilities	(1,241,504)
C D I [Member] | Exposure [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Assets	1,689,876
Liabilities	(9,251,150)
Exposure interest rate risk	R$ (7,561,274)
C D I [Member] | Probable Scenario [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Interest Rates During The Year1	13.42%
Interest Rates During The Year	13.42%
T R [Member] | Exposure [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Liabilities	R$ (1,635,587)
T R [Member] | Probable Scenario [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Interest Rates During The Year	0.0205%
T R [Member] | Probable Scenario [Member] | Interest rate risk [member] | Expenses To Be Incurred [Member]
IfrsStatementLineItems [Line Items]
Liabilities	R$ (335)
I P C A [Member] | Exposure [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Liabilities	R$ (3,073,435)
I P C A [Member] | Probable Scenario [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Interest Rates During The Year	5.3128%
I P C A [Member] | Probable Scenario [Member] | Interest rate risk [member] | Expenses To Be Incurred [Member]
IfrsStatementLineItems [Line Items]
Liabilities	R$ (163,285)
T J L P [Member] | Exposure [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Liabilities	R$ (1,433,029)
T J L P [Member] | Probable Scenario [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Interest Rates During The Year	720.00%
T J L P [Member] | Probable Scenario [Member] | Interest rate risk [member] | Interest To Be Incurred [Member]
IfrsStatementLineItems [Line Items]
Liabilities	R$ (103,178)
L I B O R [Member] | Exposure [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Liabilities	R$ (996,697)
L I B O R [Member] | Probable Scenario [Member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Interest Rates During The Year	0.0491%
L I B O R [Member] | Probable Scenario [Member] | Interest rate risk [member] | Interest To Be Incurred [Member]
IfrsStatementLineItems [Line Items]
Liabilities	R$ (489)